Financial Instruments and Financial Risk Management - Currency Risk (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Financial Instruments and Financial Risk Management
Cash	$ 31,569	$ 31,177
Accounts payable	1,158	1,104
Currency risk
Financial Instruments and Financial Risk Management
Cash	11,240	$ 8,057
Accounts payable	$ 9